Exhibit 99.9

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	12
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%
Class A-1b	8/20/27	08/20/2030	$267,300,000.00	33	SOFR +0.67%	09/15/2025	4.38143%	5.05%
Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%
Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds								$102,032,391.37
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$102,032,391.37

Beginning of Period Reserve Account Balance								$16,348,773.84
Required Reserve Amount								$16,348,773.84
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$16,348,773.84

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$109.87	$109.87	$0.00	$0.00	$102,032,281.50
Owner Trustee Fee				$0.00	$0.00	$0.00	$0.00	$102,032,281.50
Asset Representations Reviewer Fee				$60.58	$60.58	$0.00	$0.00	$102,032,220.92
Supplemental ARR Fee				$242.31	$242.31	$0.00	$0.00	$102,031,978.61
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$102,030,728.61
Servicing Fee				$1,150,028.66	$1,150,028.66	$0.00	$0.00	$100,880,699.95
Class A-1a Note Interest				$3,715,511.70	$3,715,511.70	$0.00	$0.00	$97,165,188.25
Class A-1b Note Interest				$1,237,726.64	$1,237,726.64	$0.00	$0.00	$95,927,461.61
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$95,927,461.61
Class B Note Interest				$376,363.00	$376,363.00	$0.00	$0.00	$95,551,098.61
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$95,551,098.61
Class C Note Interest				$238,590.30	$238,590.30	$0.00	$0.00	$95,312,508.31
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Regular Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$95,312,508.31
Class R Interest				$95,312,508.31	$95,312,508.31	$0.00	$0.00	$0.00

Total				$102,032,391.37	$102,032,391.37	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b			$0.00	$0.00	$1,237,726.64	$0.00	$0.00	$1,237,726.64
Class B			$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C			$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total			$0.00	$0.00	$5,568,191.64	$0.00	$0.00	$5,568,191.64

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$4.63	$0.00	$4.63	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.71	$0.00	$3.71	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$750,000,000.00			$750,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.